Expense Example {- Fidelity Freedom Blend 2015 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2015 Fund	Aug. 03, 2022 USD ($)
Fidelity Advisor Freedom Blend 2015 Fund- Class A
Expense Example:
1 year	$ 640
3 years	780
5 years	932
10 years	1,373
Fidelity Advisor Freedom Blend 2015 Fund- Class M
Expense Example:
1 year	442
3 years	636
5 years	847
10 years	1,453
Fidelity Advisor Freedom Blend 2015 Fund- Class C
Expense Example:
1 year	246
3 years	452
5 years	782
10 years	1,509
Fidelity Advisor Freedom Blend 2015 Fund- Class I Advisor
Expense Example:
1 year	44
3 years	138
5 years	241
10 years	542
Fidelity Advisor Freedom Blend 2015 Fund- Class Z
Expense Example:
1 year	34
3 years	106
5 years	185
10 years	$ 418